Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum lease payments
2014 (payment in arrears)	$198,764
2014 (October – December)	$41,908
2015	$167,628
2016	$167,628
2017	$41,907

Future minimum rental payments are as follows for the year ending December 31, 2013:

Year ending	Future minimum rental payments
2014	$281,159
2015	$173,654
2016	$167,628
2017	$41,907
2018 & Thereafter	$-